UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2011 (Unaudited)

	Principal
Bonds and Notes--98.9%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	10,811,544a	11,332,693
0.50%, 4/15/15	15,198,371a	16,024,783
0.63%, 4/15/13	6,274,921a	6,426,403
0.63%, 7/15/21	19,699,851a	20,758,718
1.13%, 1/15/21	13,596,509a	14,961,476
1.25%, 7/15/20	8,236,891a	9,177,700
1.38%, 7/15/18	4,165,153a	4,669,203
1.38%, 1/15/20	16,708,104a,b	18,763,986
1.63%, 1/15/18	9,428,762a	10,665,551
1.75%, 1/15/28	4,892,792a,b	5,786,108
1.88%, 7/15/13	11,747,754a,b	12,387,454
2.00%, 7/15/14	30,379,987a,b	33,090,459
2.00%, 1/15/16	12,212,017a	13,750,927
2.00%, 1/15/26	10,993,098a,b	13,307,662
2.13%, 2/15/40	8,216,712a	10,806,258
2.13%, 2/15/41	6,046,068a,b	8,000,175
2.38%, 1/15/25	6,633,605a	8,323,622
2.38%, 1/15/27	2,931,761a,b	3,730,894
2.50%, 1/15/29	8,155,768a,b	10,691,707
2.50%, 7/15/16	6,939,834a,b	8,078,946
2.63%, 7/15/17	12,225,962a	14,568,958
3.63%, 4/15/28	12,396,268a,b	18,176,995
3.88%, 4/15/29	6,869,031a,b	10,552,013
Total Bonds and Notes
(cost $263,586,479)		284,032,691

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $1,553,854)	1,553,854[c]	1,553,854
Total Investments (cost $265,140,333)	99.4%	285,586,545
Cash and Receivables (Net)	.6%	1,807,343
Net Assets	100.0%	287,393,888

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At October 31, 2011, the value of the fund's securities on loan was
$100,933,383 and the value of the collateral held by the fund was $124,723,143, consisting of U.S Government &
Agency Securities valued at $124,723,143.
c	Investment in affiliated money market mutual fund.

At October 31, 2011, the aggregate cost of investment securities for income tax purposes was $265,140,333. Net unrealized appreciation on investments was $20,446,212 of which $20,601,861 related to appreciated investment securities and $155,649 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.9
Money Market Investment	.5
99.4

† Based on net assets.

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,553,854	-	-	1,553,854
U.S. Treasury	-	284,032,691	-	284,032,691

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2011 (Unaudited)

	Coupon	Maturity	Principal a
Bonds and Notes--110.1%	Rate (%)	Date	Amount ($)		Value ($)
Agriculture--.8%
Altria Group,
Gtd. Notes	10.20	2/6/39	6,250,000		9,684,487
Asset - Backed Ctfs/Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	11,075,000	b,c	11,685,503

Asset-Backed Ctfs./Auto Receivables--3.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000	c	4,150,055
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	1,855,000		1,874,713
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	5,800,000		5,799,451
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000		1,452,764
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	18,280		18,296
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000		70,060
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306	c	6,510,369
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	c	1,739,425
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000		1,019,389
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000		5,835,600
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	2,970,000	c	3,005,202
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,245,557	c	1,240,109
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000		1,401,098
Santander Drive Auto Receivables

Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000	c	3,632,882
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	5,795,000		5,726,579
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	4,010,000	b,c	4,011,454
					47,487,446
Asset-Backed Ctfs./Home Equity Loans--.8%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	558,554	b	558,380
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,959,302	b	2,818,334
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	1,465,073	b	1,347,618
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	753,907	b	755,764
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.67	5/25/35	97,067	b	96,869
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	2,962,948	b	2,881,944
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	490,874	b	487,703
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.69	7/25/35	17,935	b	17,874
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.29	10/25/36	219,520	b	216,380
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	643,525	b	633,479
					9,814,345
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,595,798		1,684,594
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	b	79,925
					1,764,519
Banks--3.3%
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	2,835,000		2,848,432
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	2,930,000		3,135,733
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	6,225,000		6,461,251

Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,055,000		3,089,564
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,302,510
JPMorgan Chase Bank,
Sr. Unscd. Notes	4.35	8/15/21	8,510,000		8,529,650
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	b	460,066
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	2,380,000		2,328,944
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	2,880,000		2,896,845
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000		1,199,128
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000		1,209,375
USB Capital IX,
Gtd. Notes	3.50	10/29/49	7,090,000	b	5,165,987
					39,627,485
Building Materials--.2%
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	2,760,000	c	2,967,704
Chemicals--.0%
Dow Chemical,
Sr. Unscd. Notes	2.50	2/15/16	190,000		191,074
Commercial Mortgage Pass-Through Ctfs.--3.5%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000		36,153
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	2,321,474	b	2,379,472
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	1,685,976	c	1,682,467
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000	b,c	1,556,511
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	610,000	b,c	584,083
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	5,680,000	b,c	5,439,253
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	3.02	3/6/20	3,110,000	b,c	2,978,498

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.58	3/6/20	25,000	b,c	24,043
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	2,380,000	b,c	2,325,625
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	6.42	3/6/20	6,725,000	b,c	6,604,915
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	c	6,656,211
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	5,455,000	b,c	5,889,753
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	718,628	b	721,539
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.39	11/12/37	4,035,000	b	4,523,201
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000		104,811
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	4,118		4,134
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.74	8/15/39	495,000	b	535,309
					42,045,978
Diversified Financial Services--4.1%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,310,000	d	1,483,730
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000	b	3,501,217
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	5,402,000		6,496,656
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,535,000	c	2,947,739
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	4,335,000		4,416,962
FUEL Trust,
Scd. Notes	4.21	10/15/22	3,065,000	c	3,080,015
General Electric Capital,
Sr. Unscd. Notes	1.01	4/7/14	4,535,000	b	4,454,259
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	5,180,000		6,282,351
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000	c	6,522,984

Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000	c	1,318,802
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		398,980
Invesco,
Gtd. Notes	5.38	12/15/14	25,000		27,148
Invesco,
Gtd. Notes	5.63	4/17/12	5,310,000		5,417,766
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000		2,110,769
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	185,000		188,133
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		988,283
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		50,757
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		123,472
					49,810,023
Electric Utilities--.6%
AES,
Sr. Unscd. Notes	8.00	10/15/17	1,615,000		1,780,537
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		1,006,228
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		71,392
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		793,265
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000		52,501
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,369,717
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		527,512
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		731,452
					7,332,604
Environmental Control--.5%
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000		2,980,803
Waste Management,
Gtd. Notes	7.75	5/15/32	2,000,000		2,809,118

						5,789,921
Food & Beverages--.3%
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	2,750,000		3,704,750
Foreign/Governmental--.8%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	880,500,000		1,902,703
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,255,000		3,282,453
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000		3,117,495
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000	d	1,875,390
						10,178,041
Media--2.6%
Comcast,
Gtd. Bonds		6.40	5/15/38	1,035,000		1,236,961
Cox Communications,
Sr. Unscd. Notes		6.25	6/1/18	3,535,000	c	4,192,906
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	205,000		234,504
Dish DBS,
Gtd. Notes		6.75	6/1/21	1,515,000		1,571,812
Dish DBS,
Gtd. Notes		7.13	2/1/16	1,210,000		1,291,675
NBC Universal Media,
Sr. Unscd. Notes		4.38	4/1/21	3,345,000		3,564,054
NBC Universal Media,
Sr. Unscd. Notes		5.15	4/30/20	3,170,000		3,568,719
News America,
Gtd. Notes		6.65	11/15/37	2,830,000		3,274,938
News America,
Gtd. Notes		6.90	8/15/39	2,640,000		3,101,205
Pearson Dollar Finance Two,
Gtd. Notes		6.25	5/6/18	1,170,000	c	1,352,137
Time Warner Cable,
Gtd. Notes		5.50	9/1/41	2,905,000		3,135,401
Time Warner Cable,
Gtd. Notes		6.75	7/1/18	1,000,000		1,192,864
Time Warner,
Gtd. Debs.		6.10	7/15/40	1,045,000		1,210,958
Time Warner,

Gtd. Debs.	6.20	3/15/40	1,798,000		2,109,032
					31,037,166
Mining--.3%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000		3,090,311
Municipal Bonds--.8%
California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000		3,650,460
Illinois,
GO	4.42	1/1/15	1,780,000		1,857,875
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000		3,725,216
					9,233,551
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000		811,221
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000		1,135,008
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000		1,304,354
					3,250,583
Oil & Gas--2.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000		5,614,190
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,200,000		4,572,750
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000		3,521,086
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000		1,698,861
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000		3,151,500
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000		1,582,276
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,255,000		1,447,015
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	1,040,000		1,310,505
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000		3,183,298
Valero Energy,
Gtd. Notes	6.13	2/1/20	2,100,000	d	2,415,397

					28,496,878
Paper & Paper Related--.2%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000	c	2,257,287
Pipelines--1.2%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000		22,344
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	4,395,000		5,035,611
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000		3,374,728
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	2,550,000		2,745,292
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000		3,486,573
					14,664,548
Property & Casualty Insurance--2.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	890,000	d	875,884
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	3,340,000		3,504,184
AON,
Sr. Unscd. Notes	3.50	9/30/15	2,160,000		2,240,326
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,234,000		1,233,842
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	2,101,000		2,288,899
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,965,289
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000		3,298,950
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	3,615,000		4,030,551
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000		4,018,632
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000		5,326,389
					28,782,946
Real Estate--2.1%
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	35,000		36,738
DDR,

Sr. Unscd. Notes	4.75	4/15/18	2,865,000		2,699,798
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	265,000		288,807
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000		3,015,306
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000		1,365,101
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,606,449
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		599,480
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		161,234
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000		3,101,709
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		151,018
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000		2,157,104
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000		748,219
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000		1,912,630
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		230,896
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,870,000		2,310,649
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	c	4,555,989
					24,941,127
Residential Mortgage Pass-Through Ctfs.--.4%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	1,670,598		1,672,934
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.99	2/25/36	1,845,576	b	1,364,849
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.74	2/25/36	1,492,600	b	1,073,287
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	970	b,c	783
Residential Funding Mortgage
Securities I, Ser. 2004-S3,

Cl. M1	4.75	3/25/19	541,069		495,103
					4,606,956
Retail--1.4%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000		3,353,248
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	6,760,616	c	8,300,630
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	2,065,000		2,509,568
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		2,972,505
					17,135,951
Telecommunications--1.1%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	2,800,000		3,075,960
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	4,290,000		4,336,997
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	3,830,000		3,938,155
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	1,400,000		1,939,381
					13,290,493
Transportation--.2%
CSX,
Sr. Unscd. Notes	4.75	5/30/42	2,785,000		2,859,878
U.S. Government Agencies--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	129,312		141,160
U.S. Government Agencies/Mortgage-Backed--32.8%
Federal Home Loan Mortgage Corp.:
4.00%			56,005,000	f,g	58,105,188
5.00%, 10/1/18 - 9/1/40			1,593,207	f	1,712,420
5.50%, 11/1/22 - 9/1/40			17,090,494	f	18,547,990
6.00%, 7/1/17 - 12/1/37			9,427,196	f	10,375,467
6.50%, 3/1/14 - 3/1/32			345,998	f	390,276
7.00%, 3/1/12			182	f	184
7.50%, 12/1/25 - 1/1/31			26,986	f	31,359
8.00%, 10/1/19 - 1/1/28			10,380	f	12,112
8.50%, 7/1/30			701	f	843
Multiclass Mortgage

Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20	119,118f	119,448
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	1,469,319f	1,512,297

Federal National Mortgage Association:
3.50%	11,910,000e,f	12,075,623
4.00%	80,810,000e,f	83,847,334
5.00%	74,160,000e,f	79,767,881
5.50%	46,415,000e,f	50,311,378
6.00%	26,300,000e,f	28,823,162
5.00%, 5/1/18 - 9/1/40	7,423,884e	8,038,912
5.50%, 8/1/22 - 8/1/40	22,191,275e	24,198,740
6.00%, 1/1/19 - 4/1/38	10,356,453e	11,441,871
6.50%, 3/1/26 - 10/1/32	125,336e	141,383
7.00%, 9/1/14 - 7/1/32	49,018e	55,160
7.50%, 3/1/12 - 3/1/31	14,766e	16,677
8.00%, 5/1/13 - 3/1/31	24,151e	27,577
Pass-Through Ctfs., REMIC,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	2,466,301e	2,501,767
Pass-Through Ctfs., REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	67,476e	76,088
Government National Mortgage Association I:
5.50%, 4/15/33	2,355,749	2,630,548
6.00%, 1/15/29	24,886	28,022
6.50%, 4/15/28 - 9/15/32	54,209	62,091
7.00%, 12/15/26 - 9/15/31	16,803	19,646
7.50%, 12/15/26 - 11/15/30	5,649	6,624
8.00%, 1/15/30 - 10/15/30	16,234	19,026
8.50%, 4/15/25	4,377	5,224
9.00%, 10/15/27	9,607	11,654
9.50%, 2/15/25	2,972	3,507
9.50%, 11/15/17	84,879	91,499
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	121,062	138,087
7.00%, 11/20/29	389	455
		395,147,520

U.S. Government Securities--42.0%
U.S. Treasury Bonds:
3.88%, 8/15/40	35,525,000	d	40,076,641
6.13%, 11/15/27	9,620,000		13,767,124
U.S. Treasury Notes:
1.13%, 1/15/12	129,030,000	d	129,337,478
1.38%, 9/15/12	11,915,000	d	12,042,062
2.13%, 5/31/15	176,135,000	d	185,863,993
2.38%, 7/31/17	61,565,000	d	65,422,417
2.63%, 8/15/20	4,090,000	d	4,303,768
3.63%, 5/15/13	53,245,000	d	56,027,903
			506,841,386
Total Bonds and Notes
(cost $1,296,914,411)			1,327,861,621
	Principal
Short-Term Investments--13.5%	Amount ($)		Value ($)
Federal Home Loan Bank,
Notes, 0.10% ,11/2/11	13,344,000		13,344,000
U.S. Treasury Bills:
0.00%, 11/3/11	33,995,000		33,994,966
0.00%, 11/10/11	113,989,000		113,988,658
0.05%, 11/17/11	1,275,000	g	1,274,969
Total Short-Term Investments
(cost $162,602,832)			162,602,593

Other Investment--3.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,188,570)	45,188,570	[h]	45,188,570
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,637,806)	3,637,806	[h]	3,637,806
Total Investments (cost $1,508,343,619)	127.6%		1,539,290,590
Liabilities, Less Cash and Receivables	(27.6%)		(33,716,741)
Net Assets	100.0%		1,206,573,849
GO--General Obligation

a	Principal amount stated in U.S. Dollars unless otherwise noted.

CLP--Chilean Peso
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities were valued at $107,213,334 or 8.9% of net assets.
d	Security, or portion thereof, on loan. At October 31, 2011, the value of the fund's securities on loan was
$393,301,860 and the value of the collateral held by the fund was $402,274,086, consisting of cash collateral of
$3,637,806 and US Government and agency securities valued at $398,636,281.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Held by a broker as collateral for options written .
h	Investment in affiliated money market mutual fund.

At October 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,508,343,619. Net unrealized appreciation on investments was $30,979,663 of which $36,828,529 related to appreciated investment securities and
$5,848,866 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	74.8
Corporate Bonds	24.0
Short-Term/Money Market Investments	17.5
Asset/Mortgage-Backed	9.7
Foreign/Governmental	.8
Municipal Bonds	.8
127.6

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2011 (Unaudited)

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Chilean Peso,
Expiring 11/30/2011	120,000,000	232,153	244,076	11,923
Sales:		Proceeds ($)
Chilean Peso,
Expiring 11/30/2011	1,067,870,000	2,082,421	2,172,012	(89,591)

Gross Unrealized Appreciation	11,923
Gross Unrealized Depreciation	(89,591)

STATEMENT OF OPTIONS WRITTEN
October 31, 2011 ( Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 10 Year Notes,
December 2011 @ $128	110,000	a	(182,188)
Put Options:
U.S. Treasury 10 Year Notes,
December 2011 @ $128	110,000	a	(158,125)
(premiums received $373,005)			(340,313)

a Non-income producing security.

						Unrealized
Notional	Reference			(Pay) /Receive	Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)	Buy / Sell
11,710,000	Northern Tobacco, 5%, 6/1/2046	Citibank	1.35	12/20/2011	(12,130.74)	(12,131)	Sell
11,710,000	Southern California Tobacco, 5%, 6/1/2037	Citibank	1.35	12/20/2011	(12,130.74)	(12,130)	Sell
						24,261

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	70,751,814	-	70,751,814
Commercial Mortgage-Backed	-	42,045,978	-	42,045,978
Corporate Bonds+	-	288,915,216	-	288,915,216
Foreign Government	-	10,178,041	-	10,178,041
Municipal Bonds	-	9,233,551	-	9,233,551
Mutual Funds	48,826,376	-	-	48,826,376
Residential Mortgage-Backed	-	4,606,956	-	4,606,956
U.S. Government Agencies/Mortgage-Backed	-	408,632,680	-	408,632,680
U.S. Treasury	-	656,099,979	-	656,099,979
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	11,923	-	11,923
Swaps++	-	24,261	-	24,261
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(89,591)	-	(89,591)
Options Written	(340,313)	-	-	(340,313)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as

Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Agriculture--.2%
Altria Group,
Gtd. Notes	8.50	11/10/13	555,000		635,147
Asset - Backed Certificates--.7%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,897,604
Asset-Backed Ctfs./Auto Receivables--5.5%
Ally Auto Receivables Trust,
Ser. 2010-2, Cl. A3	1.38	7/15/14	1,462,624		1,470,266
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000	a	809,130
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.31	8/15/17	780,000	b	784,339
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	945,000		946,149
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	390,000		394,144
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000		1,252,013
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,309,876
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146	a	389,509
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		462,555
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		192,436
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	490,000		517,364
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.84	2/15/16	855,000	b	854,521

Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	585,000	a	591,934
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	242,251	a	241,192
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	1,278,314	a	1,263,704
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		299,807
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		546,434
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,259,946
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	880,000	a,b	880,319
					14,465,638
Asset-Backed Ctfs./Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	2,400,000	a,b	2,532,299
Asset-Backed Ctfs./Home Equity Loans--1.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	698,192	b	697,975
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,351,948	b	1,287,547
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	255,595	b	235,104
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	148,497	b	148,863
Credit-Based Asset Servicing and
Securitization, Ser. 2002-CB3,
Cl. M2	2.12	6/25/32	699,449	b	698,434
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.69	7/25/35	2,944	b	2,934
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.29	10/25/36	40,877	b	40,292
					3,111,149
Banks--3.7%
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	460,000		454,479

Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000	c	2,010,701
Citigroup,
Sr. Unscd. Notes	3.95	6/15/16	1,300,000		1,332,395
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	560,000		583,419
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,330,000		1,380,476
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		674,406
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	1,085,000		1,173,146
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		645,225
Royal Bank of Canada,
Sr. Notes	1.45	10/30/14	1,590,000		1,598,282
					9,852,529
Building Materials--.2%
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	590,000	a	634,400
Chemicals--.1%
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000	c	312,393
Commercial Mortgage Pass-Through Ctfs.--2.6%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		92,063
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A4	5.37	9/10/47	895,000	b	995,656
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,150,000		1,232,871
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	350,089	b	373,043
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	560,354	a	559,187
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000	a,b	1,556,511

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	730,000	a,b	699,059
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	350,000	a,b	342,004
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	289,148	b	304,703
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.37	11/14/42	475,000	b	529,125
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	91,858		92,212
					6,776,434
Computers--.2%
Hewlett-Packard,
Sr. Unscd. Notes	2.20	12/1/15	405,000		406,651
Diversified Financial Services--5.2%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000	c	651,255
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	b	215,710
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000		808,036
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000		571,253
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	a	1,230,748
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	750,000		750,928
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	950,000		967,962
FUEL Trust,
Scd. Notes	4.21	10/15/22	695,000	a	698,405
General Electric Capital,
Sr. Unscd. Notes	1.01	4/7/14	980,000	b	962,552
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000		2,256,165
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	1,300,000		1,337,414

General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	240,000	c	252,660
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000	c	946,784
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	a	1,178,064
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	a	405,785
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		398,980
					13,632,701
Electric Utilities--1.6%
AES,
Sr. Unscd. Notes	8.00	10/15/17	350,000		385,875
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		326,175
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000		172,989
Duke Energy Ohio,
First Mortgage Notes	2.10	6/15/13	925,000		945,221
Enel Finance International,
Gtd. Notes	5.70	1/15/13	620,000	a	636,321
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	645,000		662,025
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000		1,024,454
					4,153,060
Environmental Control--.3%
Waste Management,
Gtd. Bonds	6.38	3/11/15	725,000		829,971
Food & Beverages--.6%
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	975,000		1,090,737
Kraft Foods,
Sr. Unscd. Bonds	6.13	2/1/18	530,000		625,962
					1,716,699
Foreign/Governmental--.3%
Province of Ontario Canada,

Sr. Unscd. Bonds	4.38	2/15/13	760,000		796,003
Health Care--.3%
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000		791,498
Media--2.2%
Comcast,
Gtd. Notes	5.15	3/1/20	225,000	c	257,550
Comcast,
Gtd. Notes	5.90	3/15/16	1,200,000		1,388,465
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	a	770,973
Dish DBS,
Gtd. Notes	6.75	6/1/21	350,000		363,125
Dish DBS,
Gtd. Notes	7.13	2/1/16	280,000		298,900
NBC Universal,
Sr. Unscd. Notes	3.65	4/30/15	700,000		739,643
News America,
Gtd. Notes	4.50	2/15/21	505,000		528,384
News America,
Gtd. Notes	5.30	12/15/14	735,000		807,636
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000		627,372
					5,782,048
Municipal Bonds--.1%
Illinois,
GO	4.42	1/1/15	330,000		344,438
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000		831,597
Oil & Gas--2.0%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,195,887
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	920,000		1,001,650
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		256,187
Hess,

Sr. Unscd. Notes	8.13	2/15/19	505,000		650,967
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		833,552
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		509,094
Valero Energy,
Gtd. Notes	6.13	2/1/20	660,000	c	759,125
					5,206,462
Paper & Paper Related--.4%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000	a	953,940
Pipelines--.9%
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.30	9/15/20	615,000	c	675,121
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		1,003,152
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000		667,280
					2,345,553
Property & Casualty Insurance--3.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000	c	186,986
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000	c	78,687
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000		720,846
MetLife Institutional Funding II,
Scd. Notes	1.27	4/4/14	1,200,000	a,b	1,197,719
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000	a	1,051,492
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,125,000		1,427,430
Prudential Financial,
Sr. Unscd. Notes	3.00	5/12/16	1,300,000	c	1,320,110
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	365,000		391,144
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000		486,803

Willis North America,
Gtd. Notes	6.20	3/28/17	615,000		674,341
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000		1,512,294
					9,047,852
Real Estate--2.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000		681,819
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	650,000		612,520
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000		585,991
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000	c	59,941
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000		581,901
ERP Operating,
Sr. Unscd. Bonds	5.75	6/15/17	230,000		257,355
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		376,037
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000		312,054
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		651,359
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000		301,693
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000		406,816
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000		983,450
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000		376,956
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000		502,110
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000	a	748,930
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	a	357,843

					7,796,775
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	388,984		393,251
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.82	12/25/34	283,271	b	220,214
					613,465
Retail--.5%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000		887,949
Staples,
Gtd. Notes	9.75	1/15/14	405,000		467,520
					1,355,469
Telecommunications--1.0%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000		669,330
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	620,000		681,105
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	880,000		882,711
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	280,000		343,368
					2,576,514
U.S. Government Agencies--11.4%
Federal Home Loan Mortgage Corp.,
Notes	3.50	5/29/13	4,185,000	d	4,394,924
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000	c,d	12,687,909
Federal National Mortgage
Association, Notes	1.50	6/26/13	12,780,000	d	13,032,073
					30,114,906
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			1,487	d	1,682
Stripped Security, Interest
Only Class, REMIC,

Ser. 1987, Cl. PI, 7.00%,
9/15/12	5,773	d,e	128
Federal National Mortgage Association;
Gtd. Pass-Through Ctfs., REMIC,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	250,600	d	261,036
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31	13,570		15,892
7.50%, 11/20/29 - 12/20/30	14,455		16,914
			295,652
U.S. Government Securities--49.6%
U.S. Treasury Notes:
1.13%, 1/15/12	22,000,000	c	22,052,426
1.38%, 9/15/12	23,095,000	c	23,341,285
1.75%, 8/15/12	14,455,000		14,639,648
1.75%, 4/15/13	5,915,000		6,048,064
2.13%, 5/31/15	47,810,000	c	50,450,833
2.38%, 7/31/17	6,180,000		6,567,214
2.63%, 8/15/20	530,000	c	557,701
3.63%, 5/15/13	7,375,000	c	7,760,462
			131,417,633
Total Bonds and Notes
(cost $259,054,243)			261,226,480
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 11/17/11
(cost $499,981)	500,000	[f]	499,998

Other Investment--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,692,523)	1,692,523	[g]	1,692,523
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $2,905,144)	2,905,144[g]	2,905,144
Total Investments (cost $264,151,891)	100.6%	266,324,145
Liabilities, Less Cash and Receivables	(.6%)	(1,655,034)
Net Assets	100.0%	264,669,111

GO--General Obligation
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities were valued at $19,729,468 or 7.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At October 31, 2011, the value of the fund's securities on loan was
$115,450,570 and the value of the collateral held by the fund was $118,738,073, consisting of cash collateral of
$2,905,144 and U.S. Government and agency securities valued at $115,832,929.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Notional face amount shown.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At October 31, 2011, the aggregate cost of investment securities for income tax purposes was $264,151,891.

Net unrealized appreciation on investments was $2,172,254 of which $3,726,772 related to appreciated investment securities and $1,554,518 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	61.1
Corporate Bonds	26.0
Asset/Mortgage-Backed	11.2
Short-Term/Money Market Investments	1.9
Foreign/Governmental	.3
Municipal Bonds	.1
100.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2011($)
Financial Futures Long
U.S. Treasury 2 Year Notes	121	26,654,032	December 2011	(24,577)
U.S. Treasury 5 Year Notes	129	15,816,610	December 2011	31,243
Financial Futures Short
U.S. Treasury 10 Year Notes	163	(21,037,188)	December 2011	39,476

Gross Unrealized Appreciation				70,719
Gross Unrealized Depreciation				(24,577)

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	22,006,690	-	22,006,690
Commercial Mortgage-Backed	-	6,776,434	-	6,776,434
Corporate Bonds+	-	68,861,259	-	68,861,259
Foreign Government	-	796,003	-	796,003
Municipal Bonds	-	344,438	-	344,438
Mutual Funds	4,597,667	-	-	4,597,667
Residential Mortgage-Backed	-	613,465	-	613,465
U.S. Government Agencies/Mortgage-Backed	-	30,410,558	-	30,410,558

U.S. Treasury	-	131,917,631	-	131,917,631
Other Financial Instruments:
Futures++	70,719	-	-	70,719
Liabilities ($)	-	-	-
Other Financial Instruments:
Futures++	(24,577)	-	-	(24,577)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as

Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)